Equity - Schedule of Authorized, Issued and Paid Shares (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Authorized shares	4,000,000,000	4,000,000,000
Common Shares Issued And Paid	660,800,003	660,800,003
Preferred Shares Issued and Paid	336,187,285	336,187,285